Contingent liabilities and commitments - Commitments (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Contracted for but not provided in the financial statements:
Intangible assets	£ 69	£ 105
Property, plant and equipment	162	51
Total, contractual commitments	£ 231	£ 156